UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23213

USCF MUTUAL FUNDS TRUST

(Exact name of registrant as specified in charter)

1999 Harrison Street, Suite 1530, Oakland, California 94612

(Address of principal executive offices) (Zip code)

USCF Advisers LLC

Mr. Stuart P. Crumbaugh

1999 Harrison Street, Suite 1530

Oakland, California 94612

(Name and address of agent for service)

Registrant’s telephone number, including area code: (510) 522-9600

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

USCF MUTUAL FUNDS TRUST

USCF Commodity Strategy Fund
Consolidated Schedule of Investments (Unaudited)
At September 30, 2017

Besides the following listed futures contracts, treasury bills and time deposit of the USCF Commodity Strategy Fund (the “Fund”) and it’s wholly-owned subsidiary, there were no additional investments held by the Fund at September 30, 2017.

The following futures contracts of the Fund’s wholly-owned subsidiary were open at September 30, 2017:

	Number of Contracts	Notional Amount	Expiration Date	Value/ Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Futures Contracts - Long
Foreign Contracts
LME Tin Futures LT November 2017 contracts	3	$300,518	Nov-17	$10,445	0.4%
LME Zinc Futures LX November 2017 contracts	3	208,519	Nov-17	29,090	1.1%
ICE Brent Crude Oil Futures CO January 2018 contracts	3	171,890	Nov-17	(2,120)	(0.1)%
ICE-US Gas Oil Futures QS December 2017 contracts	4	189,550	Dec-17	23,950	0.9%
LME Aluminum Futures LA February 2018 contracts	5	251,289	Feb-18	13,594	0.5%
LME Lead Futures LL April 2018 contracts	3	179,775	Apr-18	7,087	0.3%
LME Nickel Futures LN April 2018 contracts	3	212,265	Apr-18	(21,699)	(0.8)%
	24	1,513,806		60,347	2.3%
United States Contracts
NYMEX WTI Crude Oil Futures CL December 2017 contracts	4	208,130	Nov-17	(330)	0.0%*
NYMEX RBOB Gasoline Futures RB December 2017 contracts	3	201,877	Nov-17	(2,961)	(0.1)%
COMEX Copper Futures HG December 2017 contracts	3	200,037	Dec-17	21,588	0.9%
COMEX Gold Futures GC December 2017 contracts	1	131,530	Dec-17	(3,050)	(0.1)%
ICE-US Cotton #2 Futures CT December 2017 contracts	5	182,475	Dec-17	(11,350)	(0.4)%
CME Feeder Cattle Futures FC January 2018 contracts	2	151,025	Jan-18	500	0.0%*
NYMEX Heating Oil Futures HO June 2018 contracts	2	146,299	May-18	(1,382)	(0.1)%
CBOT Wheat Futures W July 2018 contracts	7	174,763	Jul-18	(3,000)	(0.1)%
	27	1,396,136		15	0.1%

ITEM 1. SCHEDULE OF INVESTMENTS

USCF MUTUAL FUNDS TRUST

USCF Commodity Strategy Fund
Consolidated Schedule of Investments (Unaudited) (Continued)
At September 30, 2017

Besides the following listed futures contracts, treasury bills and time deposit of the Fund’s and it’s wholly-owned subsidiary, there were no additional investments held by the Fund at September 30, 2017.

The following futures contracts of the Fund’s wholly-owned subsidiary were open at September 30, 2017 (see Security Valuation in the Consolidated Notes to Schedule of Investments):

	Number of Contracts	Notional Amount	Expiration Date	Value/ Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Futures Contracts – Short**
Foreign Contracts
LME Tin Futures LT November 2017 contracts	1	$(100,173)	Nov-17	$(4,048)	(0.1)%
LME Zinc Futures LX November 2017 contracts	1	(69,506)	Nov-17	(10,232)	(0.4)%
LME Aluminum Futures LA February 2018 contracts	1	(50,258)	Feb-18	(4,514)	(0.2)%
LME Nickel Futures LN April 2018 contracts	3	(212,265)	Apr-18	(2,066)	(0.1)%
	6	(432,202)		(20,860)	(0.8)%
United States Contracts
NYMEX RBOB Gasoline Futures RB November 2017 contracts	1	(66,822)	Oct-17	0	0.0%*
Total Open Futures Contracts***	58	$2,410,918		$39,502	1.6%

	Principal Amount	Market Value	% of Total Net Assets
Cash Equivalents
United States Treasury Obligations
U.S. Treasury Bills:
0.98%, 10/05/2017	$200,000	$199,978	7.8%
1.07%, 10/12/2017	100,000	99,967	3.9%
1.04%, 10/19/2017	100,000	99,948	3.9%
1.03%, 11/02/2017	100,000	99,909	3.9%
1.04%, 11/24/2017	250,000	249,612	9.8%
1.11%, 12/21/2017	100,000	99,753	3.9%
1.10%, 12/28/2017	100,000	99,732	3.9%
1.12%, 1/04/2018	100,000	99,706	3.9%
1.11%, 1/11/2018	100,000	99,687	3.9%
1.10%, 1/18/2018	100,000	99,670	3.9%
1.12%, 1/25/2018	100,000	99,641	3.9%
1.12%, 2/01/2018	100,000	99,619	3.9%
1.13%, 2/08/2018	100,000	99,594	3.9%
1.10%, 2/22/2018	150,000	149,346	5.9%
1.09%, 3/01/2018	150,000	149,317	5.9%
1.14%, 3/08/2018	100,000	99,503	3.9%
1.16%, 3/22/2018	50,000	49,725	2.0%
1.17%, 3/29/2018	50,000	49,711	2.0%
Total Cash Equivalents		$2,044,418	80.2%

ITEM 1. SCHEDULE OF INVESTMENTS

USCF MUTUAL FUNDS TRUST

USCF Commodity Strategy Fund
Consolidated Schedule of Investments (Unaudited) (Continued)
At September 30, 2017

	Face Amount	Market Value	% of Total Net Assets
Short-Term Investments			9.2%
Time Deposits			9.2%
Citibank, 0.59% due 10/02/2017	$51,473	$51,473	2.0%
JP Morgan, 0.59% due 10/02/2017	184,217	184,217	7.2%
Total Short-Term Investments (Cost $235,690)		$235,690	9.2%
Total Investments (Cost $2,319,610)(a)		$2,319,610	91.0%
Other Assets in Excess of Liabilities		230,651	9.0%
Total Net Assets		$2,550,261	100.0%

*	Position represents less than 0.05%.
**	Collateral amounted to $283,677 on open futures contracts.
***	All short contracts are offset by the same number of Futures Contracts in the corresponding long positions and are acquired solely for the purpose of reducing a long position (e.g., due to a redemption or to reflect a rebalancing of the SDCI).
(a)	The aggregate cost of investments for tax purposes was $2,319,610.

Summary of Investments by Country^
United States	98.3%
United Kingdom	1.7%
100.0%

^	As a percentage of total investments. All securities are listed on U.S. Exchanges.

USCF MUTUAL FUNDS TRUST

USCF Commodity Strategy Fund

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 –	quoted prices in active markets for identical securities.
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following tables summarize the valuation of securities at September 30, 2017, using the fair value hierarchy:

At September 30, 2017	Total	Level 1	Level 2	Level 3
Investments
Cash Equivalents:
United States Treasury Obligations	$2,044,418	$2,044,418	$—	$—
Time Deposits	235,690	—	235,690	—
Total Cash Equivalents, at value	$2,280,108	$2,044,418	$235,690	$—
Other Financial Instruments
Assets
Open Futures Contracts	$106,254	$106,254	$—	$—
Liabilities
Open Futures Contracts	$(66,752)	$(66,752)	$—	$—
Total Other Financial Instruments	$39,502	$39,502	$—	$—
Total Investments	$2,319,610	$2,319,610	$—	$—

For the three months ended September 30, 2017, the Fund did not have any transfers between Level 1, Level 2 and Level 3 securities.

USCF MUTUAL FUNDS TRUST

Consolidated Notes to Schedule of Investments – September 30, 2017 (Unaudited)

Summary of Significant Accounting Policies

Basis of Consolidation

The USCF Commodity Strategy Fund’s (the “Fund”) Consolidated Schedule of Investments includes the holdings, including any investments in derivatives, of both the Fund and its consolidated trading subsidiary, USCF Cayman Commodity 1 (the “Subsidiary”). The Subsidiary, which is organized in the Cayman Islands and wholly-owned by the Fund, enables the Fund to hold derivatives, including futures contracts, and satisfy regulated investment company tax requirements provided that the Fund may only invest up to 25 percent of its total assets in the Subsidiary. Holdings specific to the Subsidiary are noted on the Consolidated Schedule of Investments.

Security Valuation

Securities are valued at closing bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in accordance with procedures adopted by the USCF Mutual Funds Trust (the “Trust”) Board of Trustees. Investments in money market mutual funds are stated at net asset value.

The Fund administrator uses the closing prices on the relevant Futures Exchanges of the Applicable Benchmark Component Futures Contracts (determined at the earlier of the close of such exchange or 2:30 p.m. New York time) for the contracts held on the Futures Exchanges, but calculates or determines the value of all other investments of the Fund using market quotations, if available, or other information customarily used to determine the fair value of such investments.

Use of Estimates

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Expenses

The expenses of the Trust, which are directly identifiable to the Trust, are applied directly to the Fund except those expenses paid directly by USCF Advisers LLC (the “Adviser”).

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the identified cost basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications pursuant to Rule 30a-2(a) under the 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: USCF MUTUAL FUNDS TRUST

By:	/s/ John P. Love

John P. Love

President (Principal Executive Officer)

Date: November 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Love

John P. Love

President (Principal Executive Officer)

Date: November 15, 2017

By:	/s/ Stuart P. Crumbaugh

Stuart P. Crumbaugh

Treasurer (Principal Financial Officer)

Date: November 15, 2017